OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

March 12, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:	Oppenheimer Global Real Estate Fund

Pre-Effective Amendment No. 2
File Nos. 333-185116; 811-22771

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is hereby made under the Securities Act of 1933, as amended ("Securities Act") and the Investment Company Act of 1940, as amended (“Investment Company Act”) on behalf of Oppenheimer Global Real Estate Fund (the “Fund”). This filing consists of the documents comprising Pre-Effective Amendment No. 2 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the “Registration Statement”).

This Amendment is being filed for the purpose of responding to comments provided by Commission staff on March 7, 2013 and re-filing the consent of the Independent Registered Public Accounting Firm.

This filing contains a request for acceleration. We respectfully request this Registration Statement to be declared effective as of 3 p.m. on Wednesday March 13, 2013, or as soon as practicable thereafter.

In order to expedite review and achieve consistency, we request that you address any comments on this filing to the undersigned at:

OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212.323.0310
tedwards@oppenheimerfunds.com

Thank you for your attention to this matter.

Sincerely,

/s/ Taylor V. Edwards
-----------------------------
Taylor V. Edwards
Vice President & Senior Counsel

cc:	Valerie Lithotomos, Esq.
Arthur S. Gabinet, Esq.
Erin Powrie, Esq.
Ronald M. Feiman, Esq.
Gloria J. LaFond